Note 23 - Loss Per Share - Earnings Per Share Schedule (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Net loss for the year	$ (69,981)	$ (38,246)
Weighted average number of common shares (in shares)	110,751,538	107,985,916
Basic and diluted net loss per common shares (in CAD per share)	$ (0.63)	$ (0.35)